Capital Stock - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Aug. 31, 2013 USD ($) $ / shares shares	Mar. 28, 2015 Class $ / shares	Mar. 29, 2014 $ / shares
Class of Stock [Line Items]
Preferred shares par value
Number of classes of common stock outstanding | Class		2
Debentures converted to voting shares, value | $	$ 5,000,000
Annual interest rate of debentures sold under private placement	6.00%
Debenture conversion price	$ 1.30
Montrovest BV [Member]
Class of Stock [Line Items]
Debentures converted to voting shares | shares	2,828,634
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share		$ 1
Debentures converted to voting shares, value | $	$ 5,000,000
Annual interest rate of debentures sold under private placement	6.00%
Debenture conversion price	$ 1.70
Debentures converted to voting shares | shares	2,941,085
Class A Common Stock [Member] | Montrovest BV [Member]
Class of Stock [Line Items]
Debentures converted to voting shares, value | $	$ 4,800,000
Net proceeds after expense on debenture conversion | $	$ 4,861,000
Debentures converted to voting shares | shares	2,828,634
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share		$ 10